Results for the Year - Valuation Assumptions for Warrants Granted Narrative (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Results for the Year
Corporate tax	kr (1,146)	kr (693)	kr (140)
Adjustment to valuation allowance	67
Reversals of valuation allowances		29	268
Current tax benefit recorded directly in shareholders' equity	44	24	kr 89
Gross tax loss carry forwards	1,600	kr 1,600
Unused tax benefits	kr 950